ROPES & GRAY LLP 2099 PENNSYLVANIA AVENUE, NW WASHINGTON, DC 20006-6807 WWW.ROPESGRAY.COM

September 1, 2022	Gary E. Brooks T +1 202 508 4876 gary.brooks@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Stone Ridge Art Risk Premium Fund (the “Fund”)
Registration Statement on Form N-2

Ladies and Gentlemen:

We are filing today via EDGAR a Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, on behalf of the Fund. The Fund has filed via EDGAR a Notification of Registration on Form N-8A in conjunction with this filing.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (202) 508-4876.

Very truly yours,

/s/ Gary E. Brooks

Gary E. Brooks

cc:	Lauren D. Macioce
Charles L. Nail
Gregory C. Davis